Fees Summary	Dec. 10, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,395,000
Previously Paid Amount	0.00
Total Fee Amount	213.57
Total Offset Amount	0.00
Net Fee	213.57
Narrative - Max Aggregate Offering Price	$ 1,395,000
Final Prospectus	true